STATUTORY RESERVES	12 Months Ended
Dec. 31, 2024
Insurance [Abstract]
STATUTORY RESERVES

NOTE 8 – STATUTORY RESERVES

In accordance with the laws of the PRC, after paying taxes and offsetting prior years’ accumulated losses, a company with a remaining surplus is required to appropriate no less than 10% of its after-tax net income to a statutory reserve. Such appropriations are required until the statutory reserve reaches 50% of the company’s registered capital. The statutory reserve is established to fund employee welfare facilities and other collective benefits and is non-distributable except liquidation. As of December 31, 2024 and 2023, the Company had no statutory reserve balance.